Summary Of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended		6 Months Ended
	Sep. 29, 2012	Mar. 30, 2013	Oct. 01, 2011	Sep. 29, 2012 As previously reported	Mar. 30, 2013 Term Loan	Sep. 29, 2012 Term Loan	Oct. 01, 2011 Term Loan	Mar. 30, 2013 Revolving Line Of Credit	Sep. 29, 2012 Revolving Line Of Credit	Oct. 01, 2011 Revolving Line Of Credit	Sep. 29, 2012 First Priority Senior Secured Floating Rate Notes	Oct. 01, 2011 First Priority Senior Secured Floating Rate Notes	Sep. 29, 2012 8 1/4% First Priority Senior Secured Notes	Oct. 01, 2011 8 1/4% First Priority Senior Secured Notes	Sep. 29, 2012 Second Priority Senior Secured Floating Rate Notes	Oct. 01, 2011 Second Priority Senior Secured Floating Rate Notes	Mar. 30, 2013 9 1/2% Second Priority Senior Secured Notes	Sep. 29, 2012 9 1/2% Second Priority Senior Secured Notes	Oct. 01, 2011 9 1/2% Second Priority Senior Secured Notes	Mar. 30, 2013 Senior Unsecured Term Loan	Sep. 29, 2012 Senior Unsecured Term Loan	Oct. 01, 2011 Senior Unsecured Term Loan	Mar. 30, 2013 9 3/4% Second Priority Senior Secured Notes	Sep. 29, 2012 9 3/4% Second Priority Senior Secured Notes	Oct. 01, 2011 9 3/4% Second Priority Senior Secured Notes	Sep. 29, 2012 10 1/4% Senior Subordinated Notes	Oct. 01, 2011 10 1/4% Senior Subordinated Notes	Oct. 31, 2012 11% Senior Subordinated Notes	Mar. 30, 2013 11% Senior Subordinated Notes	Sep. 29, 2012 11% Senior Subordinated Notes	Oct. 01, 2011 11% Senior Subordinated Notes	Mar. 30, 2013 Term Loan Due February 2020 [Member]
Debt Instrument [Line Items]
Retired debt	$ 1,845
Long-term debt	4,480				1,128	1,134	1,146	51	73	195	681	681	370	370	210	210	500	500	500	18	39	56	800	800	800	127	127			455	455	1,400
Debt instrument, interest rate, stated percentage													8.25%				9.50%	9.50%					9.75%	9.75%		10.25%	10.25%	11.00%	11.00%	11.00%
Maturity date					Apr. 01, 2015	Apr. 01, 2015		Jun. 01, 2016	Jun. 01, 2016		Feb. 01, 2015		Nov. 01, 2015		Sep. 01, 2014		May 01, 2018	May 01, 2018		Jun. 01, 2014	Jun. 01, 2014		Jan. 01, 2021	Jan. 01, 2021		Mar. 01, 2016		Sep. 01, 2016	Sep. 01, 2016	Sep. 01, 2016		Feb. 01, 2020
Debt discount, net	(11)	(8)	(13)	(9)
Capital leases and other	91	110	100
Debt and capital lease obligations	4,471	3,999	4,627
Less current portion of long-term debt	(40)	(57)	(46)
Long-term debt, less current portion	$ 4,431	$ 3,942	$ 4,581